Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                      March 2, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  AllianceBernstein Balanced Shares, Inc.
                    File Nos. 2-10988 and 811-00134
                    AllianceBernstein Focused Growth & Income Fund, Inc. File Nos. 333-90261 and 811-09687
                    AllianceBernstein Growth and Income Fund, Inc.
                    File Nos. 2-11023 and 811-126
                    AllianceBernstein Real Estate Investment Fund, Inc. File Nos. 333-08153 and 811-07707
                    AllianceBernstein Utility Income Fund, Inc.
                    File Nos. 33-66630 and 811-7916

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that (i) the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on February 25, 2005 and (ii) the Prospectuses for the Funds that would have been filed under Rule 497(c) do not differ from those included in the post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on February 28, 2005.

                                        Sincerely,


                                        /s/ Nora L. Sheehan
                                        -------------------
                                            Nora L. Sheehan

00250.0442 #551863